Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous equity [abstract]
Legal reserve	₩ 782,249	₩ 782,249
Voluntary reserves	4,651,362	4,651,362
Unappropriated retained earnings	4,393,315	4,210,872
Total	₩ 9,826,926	₩ 9,644,483